Investment In Morgan Stanley	6 Months Ended
Sep. 30, 2011
Investment In Morgan Stanley [Abstract]
Investment In Morgan Stanley

2.    INVESTMENT IN MORGAN STANLEY

On September 29, 2008, the MUFG Group and Morgan Stanley completed a final agreement to enter into a strategic capital alliance aiming to build a global strategic alliance primarily in the corporate and investment bank fields. On October 13, 2008, the MUFG Group purchased shares of preferred stock issued by Morgan Stanley. The investment in Morgan Stanley preferred stock consisted of Series B Non-cumulative Non-voting Perpetual Convertible Preferred Stock ("Series B Preferred Stock") and Series C Non-cumulative Non-voting Perpetual Preferred Stock. On April 21, 2011, the MUFG Group and Morgan Stanley entered into an agreement to convert the Series B Preferred Stock with a face value of ¥808,266 million, into Morgan Stanley's common stock. On June 30, 2011, the MUFG Group converted the Series B Preferred Stock for approximately 385 million shares of Morgan Stanley's common stock, including approximately 75 million additional shares resulting from the adjustment to the conversion rate pursuant to the agreement. The adjustment to the conversion rate was recognized as a gain of ¥139,320 million, which was included in Interest income on investment securities in the condensed consolidated statement of income for the six months ended September 30, 2011.

Prior to the conversion, the MUFG Group held approximately 3.0% of the common shares of Morgan Stanley and the investment was included in Investment securities available for sale. As a result of the conversion, the MUFG Group holds approximately 22.4% of the common shares of Morgan Stanley, giving the MUFG Group the ability to exercise significant influence over the operations of Morgan Stanley. Accordingly, the MUFG Group has adopted the equity method of accounting for its investment in Morgan Stanley for the six months ended September 30, 2011. Furthermore, the MUFG Group's investments, results of operations and retained earnings have been adjusted retroactively on a step-by-step basis as if the equity method of accounting had been in effect during all previous periods. The MUFG Group's retroactive adjustment was applied to the existing approximately 3.0% investment in Morgan Stanley's common stock through June 30, 2011. Following the conversion, the MUFG Group began recognizing its approximately 22.4% interest in Morgan Stanley's common shares as an investment in an equity method investee included in Other assets.

The previously reported amounts and the adjusted amounts are as follows:

	March 31, 2011
	As previously reported	As adjusted
	(in millions)
Investment securities—Securities available for sale	¥54,435,634	¥54,329,881
Other assets	5,226,412	5,321,120
Other liabilities	4,844,901	4,841,981
Retained earnings—Unappropriated retained earnings	254,411	254,103
Accumulated other changes in equity from nonowner sources, net of taxes	(620,844)	(628,661)
	Six months ended September 30, 2010
	As previously reported	As adjusted
	(in millions, except per share data)
Interest income—Investment securities	¥248,745	¥248,331
Equity in losses of equity method investees	(21,223)	(44,661)
Other non-interest income	72,389	81,640
Income tax expense	375,936	369,996
Net income attributable to Mitsubishi UFJ Financial Group	591,531	582,870
Basic earnings per common share—net income available to common shareholders of Mitsubishi UFJ Financial Group	41.01	40.39
Diluted earnings per common share—net income available to common shareholders of Mitsubishi UFJ Financial Group	40.92	40.31

Upon qualifying for the equity method of accounting on June 30, 2011, the MUFG Group performed a valuation of its Morgan Stanley investment. As a result of the valuation, the carrying amount of the MUFG Group's investment in common stock differed from the underlying equity in net assets of Morgan Stanley and the difference was recognized as goodwill.

At September 30, 2011, the quoted market price of Morgan Stanley's common stock had declined 41% from the quoted market price at June 30, 2011. The quoted market price at September 30, 2011 represented less than half of the MUFG Group's carrying amount on a per share basis. Given the uncertain economic environment, increasing regulatory challenges and the significant difference between the carrying amount per share and the quoted market price of Morgan Stanley's common stock, the MUFG Group has recorded an other than temporary impairment loss of ¥579,468 million. The MUFG Group's investment in Morgan Stanley's common stock has been adjusted to the quoted market price of Morgan Stanley's common stock as of September 30, 2011, and the impairment loss has been reflected in Equity in losses of equity method investees in the condensed consolidated statement of income for the six months ended September 30, 2011.

On March 30, 2010, the MUFG Group and Morgan Stanley entered into a securities joint venture agreement to integrate their securities business. See Note 18 for more information.